SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful receivables
Receivable from Sinosure recorded in prepaid expenses and other current assets	$ 164	$ 9